Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 980	[1]
Interest rate swap agreements	36,115	[2]
Interest rate swap agreements, Carrying Amount	(2,854)	[3]	482
Totals	34,241
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	980	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	980
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	36,115	[2]
Interest rate swap agreements, Carrying Amount	(2,854)	[3]
Totals	33,261
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements, Carrying Amount	0	[3]
Totals	$ 0

[1]	(1) Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	(2) Please see Note 5 for additional information.
[3]	(3) Please see Note 11 for additional information.